UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21033

        Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.1%

$815	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 738,887
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 31.5%

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven,	7/06 at 102.00	BBB-	515,995
	Series 1996D, 6.700%, 7/01/26

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series	7/08 at 101.00	AAA	527,260
	1998A, 5.000%, 7/01/20 - AMBAC Insured

250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	259,557
	Series 1998H, 5.000%, 7/01/23 - MBIA Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University System,	11/07 at 101.00	AAA	543,515
	Series 1997B, 5.250%, 11/01/17 - AMBAC Insured

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2	1,560,915
	Series 2001D, 5.250%, 7/01/31

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series	3/11 at 101.00	AAA	1,022,780
	2001B, 5.000%, 3/01/32 - FSA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,	7/12 at 101.00	AA	1,028,160
	Series 2002E, 5.250%, 7/01/32 - RAAI Insured

2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,349,653
	University System, Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,024,900
	2002W, 5.125%, 7/01/27

500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 -	11/12 at 101.00	AAA	543,095
	FGIC Insured

1,230	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/19	4/12 at 100.00	AA	1,359,716

500	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/13 - MBIA Insured	No Opt. Call	AAA	558,310

	Healthcare - 3.6%

25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	26,436
	1999G, 5.000%, 7/01/18 - MBIA Insured

200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health	7/10 at 101.00	AA	220,732
	Network, Series 2000A, 6.000%, 7/01/25 - RAAI Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and	7/12 at 101.00	AA	1,032,370
	Medical Center, Series 2002D, 5.000%, 7/01/22 - RAAI Insured

	Housing/Multifamily - 1.4%

500	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	516,170
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Housing/Single Family - 2.6%

940	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001D-2,	9/04 at 100.00	AAA	942,726
	5.350%, 11/15/32 (Alternative Minimum Tax) (Pre-refunded to 9/30/04)

	Long-Term Care - 3.2%

450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and	7/12 at 101.00	AAA	480,249
	Children Inc., Series 2002A, 5.000%, 7/01/19 - AMBAC Insured

325	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church	4/07 at 102.00	BBB-	328,738
	Homes Inc. - Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	329,568
	Home Inc., Series 2003, 5.750%, 12/01/23

	Tax Obligation/General - 46.4%

875	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	988,549

1,500	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/12	No Opt. Call	AA	1,730,355

1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19	4/12 at 100.00	AA	1,097,440

2,105	Fairfield, Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/01/16 (Pre-refunded	4/12 at 100.00	AAA	2,341,055
	to 4/01/12)

	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20	9/12 at 101.00	Aa1	1,074,350
1,450	5.000%, 9/15/21	9/12 at 101.00	Aa1	1,548,528

400	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	458,916

1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002,	4/12 at 101.00	AA+	1,382,112
	5.000%, 4/01/22

	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation
	Bonds, Series 2002:
1,390	5.000%, 5/01/20 - FSA Insured	5/11 at 101.00	Aaa	1,479,502
1,535	5.000%, 5/01/22 - FSA Insured	5/11 at 101.00	Aaa	1,615,204

2,105	Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/16 (Pre-refunded	8/12 at 100.00	AAA	2,354,337
	to 8/15/12)

500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 - FSA Insured	4/12 at 100.00	AAA	557,125

	Tax Obligation/Limited - 8.5%

1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,798,648
	5.375%, 7/01/20 - FSA Insured

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	563,125
	5.375%, 10/01/13 - FSA Insured

625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	696,988

	Transportation - 6.2%

1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%,	12/12 at 101.00	AAA	2,229,864
	12/01/15 - AMBAC Insured

	U.S. Guaranteed*** - 19.1%

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded to	8/11 at 100.00	AAA	1,130,990
	8/15/11) - FGIC Insured

	East Hartford, Connecticut, General Obligation Bonds, Series 2002:
750	4.875%, 5/01/20 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	Aaa	827,070
750	5.000%, 5/01/21 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	Aaa	832,350
750	5.000%, 5/01/22 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	Aaa	832,350

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32	10/10 at 101.00	AAA	1,081,070
2,000	5.500%, 10/01/40	10/10 at 101.00	AAA	2,156,560

	Utilities - 10.1%

750	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	A3	787,980
	Power Company, Series 1993A, 5.850%, 9/01/28

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	1,030,240
	Connecticut, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
	Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	1/05 at 100.00	BBB	250,205
510	5.500%, 1/01/20 (Alternative Minimum Tax)	1/05 at 100.00	BBB	509,964

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 -	7/10 at 101.00	AAA	1,048,730
	FSA Insured

	Water and Sewer - 9.7%

785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	860,870

1,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	1,120,480

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	803,145
660	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	678,373

$48,125	Total Long-Term Investments (cost $48,950,253) - 144.4%			51,776,207

	Other Assets Less Liabilities - 4.4%			1,586,444

	Preferred Shares, at Liquidation Value - (48.8)%			(17,500,000)

	Net Assets Applicable to Common Shares - 100%			$35,862,651

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 1, 2004, to pay
semi-annually the notional amount multiplied by 5.805%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	$500,000	2/02/05	2/02/25	$(30,481)

Agreement with Morgan Stanley dated July 15, 2004,
to pay semi-annually the notional amount multiplied by
5.717% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	800,000	1/14/05	1/14/35	(41,882)

Agreement with JPMorgan dated July 28, 2004, to pay
quarterly the notional amount multiplied by 4.495%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA Municipal Swap Index for the quarter.	1,100,000	12/13/04	12/13/24	(63,656)

				$(136,019)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest
	payments on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $48,939,272.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$2,943,994
	Depreciation	(107,059)

	Net unrealized appreciation of investments	$2,836,935

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.